SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All subsidiaries are wholly-owned. All significant intercompany transactions and balances have been eliminated upon consolidation.

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets and financial liabilities which have been measured at fair value. The consolidated financial statements are presented in United States dollars (“USD”).

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives and residual value of property and equipment. Actual results could differ from those estimates.

Foreign currency translation

The Company’s reporting currency is the USD. The functional currency of its Hong Kong subsidiaries is the Hong Kong dollar (the “HKD”), and the functional currency of its PRC subsidiary is the Renminbi (the “RMB”). Results of operations and cash flows are translated at the average exchange rates during the period, and assets and liabilities are translated at the exchange rate at the end of the period. Capital accounts are translated at their historical exchange rates when the capital transaction occurred. Translation adjustments resulting from this process are included in accumulated other comprehensive gain (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation of amounts from HKD into USD has been made at the following exchange rates:

Balance sheet items, except for equity accounts:
December 31, 2022	HKD 7.80 to $1
December 31, 2021	HKD 7.80 to $1
December 31, 2020	HKD 7.80 to $1

Statement of operations and cash flow items:
For the year ended December 31, 2022	HKD 7.76 to $1
For the year ended December 31, 2021	HKD 7.76 to $1
For the year ended December 31, 2020	HKD 7.76 to $1

Translation of amounts from RMB into USD has been made at the following exchange rates:

Balance sheet items, except for equity accounts:
December 31, 2022	RMB 6.9646 to $1
December 31, 2021	RMB 6.3757 to $1
December 31, 2020	RMB 6.5249 to $1

Statement of operations and cash flow items:
For the year ended December 31, 2022	RMB 6.7279 to $1
For the year ended December 31, 2021	RMB 6.4533 to $1
For the year ended December 31, 2020	RMB 6.9004 to $1

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and at banks, which are not restricted as to use; and highly liquid investments that are readily convertible into known amounts of cash, which have a short maturity of generally within three months when acquired. As of December 31, 2022 and 2021, the Company did not have any cash equivalents. The Company maintains bank accounts in the PRC and Hong Kong.

Accounts receivable and allowance for doubtful accounts

Accounts receivable represents trade receivables from customers. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to determine if the allowance for doubtful accounts is adequate. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Delinquent account balances are written-off after management has determined that the likelihood of collection is not probable and known bad debts are written off against the allowance for doubtful accounts when identified. During the years ended December 31, 2022 and 2021, the Company had written-off uncollectible accounts receivable of $105,204 and nil, respectively. Management believes that the remaining accounts receivable are collectible.

Inventories

Inventories consist of raw materials, work-in-progress and finished goods. They are stated at the lower of cost or net realizable value, as determined using the weighted average cost method. Management compares the cost of inventories with the related net realizable value and will set up an allowance to write down the cost of inventories to its net realizable value, if it is lower than cost. As of December 31, 2022 and 2021, the Company determined that no allowance was necessary.

Other receivables

Other receivables primarily include receivables from employees related to social security benefits and VAT receivable. Management reviews the composition of other receivables and determines if an allowance for doubtful accounts is needed. A provision for doubtful accounts is made when collection of the full amount is no longer probable. As of December 31, 2022 and 2021, the Company determined that no allowance was necessary.

Prepayments and deposits

Prepayments consisted mainly of prepaid taxes, prepaid insurance, and prepaid software license. Deposits, a non-current asset, are related to long term office rental. These amounts are refundable and bear no interest. Prepayments and deposits are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2022 and 2021, management believes that the Company’s prepayments and deposits are not impaired.

Property and equipment

Property and equipment are stated at cost net of accumulated depreciation, amortization and impairment, if necessary. Depreciation and amortization are provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows:

Category	Estimated useful life
Office equipment	5-10 years
Production equipment	5-10 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of remaining lease term or the estimated useful lives of the assets

Repairs and maintenance are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. The cost and related accumulated depreciation and amortization of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive income (loss).

Revenue recognition

The Company follows FASB ASC 606, Revenue from Contracts with Customers in accounting for its revenues. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize the allocated revenue when the company satisfies a performance obligation

The Company derives substantially all of its revenue from product sales, specifically sale of door locksets, locksets and related hardware to customers. Revenue from product sales is recognized when control passes to the customer, which generally occurs at a point in time when products are delivered FOB (freight on board). Revenue is recorded net of tariffs, VAT and discounts.

Cost of goods sold

Cost of goods sold consists primarily of the cost of raw materials (mainly brass, iron and zinc alloy), direct and indirect labor and related benefits, and manufacturing overhead that is directly attributable to the production process, and related production costs from molding of raw materials to production of door locksets such as handles, panels and spindles, product assembly, quality control and packaging and shipping. Write-down of inventory, export tax rebates, if any, are also recorded in cost of goods sold. For the years ended December 31, 2022 and 2021, the Company received export tax rebates of approximately RMB 6,628,000 (approximately $985,000) and RMB 5,414,000 (approximately $839,000), respectively.

Other Income

Other income consists primarily of proceeds from sale of raw materials waste (mainly iron), and rental income from sublease of extra factory space.

Leases

The Company follows FASB ASU 2016-02, “Leases” (Topic 842) and measures the lease liability based on the present value of the lease payments discounted by the relevant borrowing rate and reduces the carrying value of the lease liability for lease payments made.

The Company accounts for all significant leases as either operating or finance leases. At lease inception, if the lease meets any of the following five criteria, the Company will classify it as a finance lease: (i) the lease transfers ownership of the underlying asset to the Company by the end of the lease term, (ii) the lease grants the Company an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (iii) the lease term is for the major part of the remaining economic life of the underlying asset, (iv) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all (90% or more) of the fair value of the underlying asset, or (v) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. Otherwise, the lease will be treated as an operating lease.

The Company’s accounting for finance leases, previously referred to as “capital leases” under prior guidance, remained substantially unchanged with the adoption of ASC 842. Finance leases are included in property and equipment, net and as current and non-current financing lease liabilities in the Company’s consolidated balance sheets.

For leases with a term of 12 months or less, the Company is permitted to and did make an accounting policy election by class of underlying assets not to recognize lease assets and lease liabilities. During the years ended December 31, 2022 and 2021, the Company recognized lease expense for such leases on a straight-line basis over the lease term.

Income taxes

The Company accounts for income taxes in accordance with FASB ASC Section 740. The Company is subject to the tax laws of the PRC and Hong Kong (a special administrative region of PRC). The charge for taxation is based on actual results for the year as adjusted for items that are non-assessable or disallowed; and it is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The Company is not currently subject to tax in the Cayman Islands or the British Virgin Islands.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the Company’s consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit of loss. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that future taxable income can be utilized with deferred tax liabilities and/or net operating loss carry forwards. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the statement of operations, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Net deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the net deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to uncertain tax positions are classified in income tax expense in the period incurred. Tax returns filed for the years ended December 31, 2019 to 2022 in the PRC and Hong Kong are subject to examination by the applicable tax authorities.

Value added tax

The Company is subject to value added tax (“VAT”) in the PRC. Revenue generated and purchases within the PRC from domestic suppliers are generally subject to VAT at the rate of 13% starting in April 2019, at the rate of 16% starting in May 2018 to March 2019 and at the rate of 17% in April 2018 and prior. Certain VAT is refundable after filing rebate applications. As of December 31, 2022 and 2021, the Company is entitled to receive a refund of approximately $200,000 and $495,000, respectively, which amounts are recorded in other receivables on the Company’s consolidated balance sheets.

Related parties

Parties are considered to be related to the Company if they, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its separate interests.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the increase or decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Amongst other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive loss included the net loss and foreign currency translation adjustments that are presented in the consolidated statements of operations and comprehensive loss.

Segment reporting

The Company follows ASC 280, Segment Reporting. The Company’s Chief Executive Officer as the chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and has determined that the Company has only one reportable segment. The Company operates and manages its business as a single segment.

The following table sets forth the Company’s revenue from customers by geographical areas based on the location of the customers:

	For the years ended
	December 31,
	2022	2021	2020
US	$11,717,347	$12,233,382	$10,957,047
Canada	440,755	310,174	225,857
Others	—	—	36,655
Total	12,158,102	$12,543,556	$11,219,559

The following table sets forth the Company’s property and equipment, for the purpose of geographical information:

	As of December 31,
	2022	2021
PRC	$4,966,262	$1,300,009
Hong Kong	168,304	65,027
Total	$5,134,566	$1,365,036

Earnings (loss) per share

In accordance with ASC 260, Earnings per Share, basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted income per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents are excluded from the computation of diluted income per share as their effects would be anti-dilutive.

Recent accounting pronouncements

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments - Credit Losses (Topic 326). The amendments in this Update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the consolidated financial statements. This ASU is effective for annual and interim periods beginning after December 15, 2019 for issuers and December 15, 2020 for non-issuers. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. In May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief. This ASU adds optional transition relief for entities to elect the fair value option for certain financial assets previously measured at amortized cost basis to increase comparability of similar financial assets. The ASUs should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified retrospective approach). On November 19, 2019, the FASB issued ASU 2019-10 to amend the effective date for ASU 2016-13 to be fiscal years beginning after December 15, 2022 and interim periods therein. The Company believes that the adoption will not have a material impact on the Company’s consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated financial statements.

Concentration of credit risk

Details of the customers accounting for 10% or more of total operating revenue are as follows:

	For the years ended
	December 31,
	2022		2021		2020
Customer A	$5,654,248	46.5%	$6,833,866	54.5%	$6,008,167	53.6%
Customer B	1,871,116	15.4%	1,588,156	12.7%	3,055,958	27.2%
Customer C	1,586,681	13.1%	1,310,376	10.5%	—	—%
Customer D	1,306,755	10.7%	—	—%	—	—%
	$10,418,800	85.7%	$9,732,398	77.7%	$9,064,125	80.8%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2022		2021
Customer A	$1,129,520	69.5%	$695,263	64.7%
Customer B	312,327	19.2%	193,935	18.1%
Customer C	182,853	11.3%	—%
	$1,624,700	100.0%	$889,198	82.8%

Supplier risk

The Company’s operations are dependent on a limited number of suppliers for its major raw materials. There can be no assurance that the Company will be able to secure the raw materials supply from these suppliers. Any termination or suspension of the supply arrangements, any change in cooperation terms, or the deterioration of cooperation relationships with these suppliers may materially and adversely affect the Company’s results of operations.

Details of the suppliers accounting for 10% or more of total purchases are as follows:

	As of December 31,
	2022		2021		2020
Supplier A	$1,453,212	21.7%	$1,701,515	19.9%	$1,440,512	20.4%
Supplier B	679,950	10.2%	1,407,690	16.5%	1,126,932	16.0%
	$2,133,162	31.9%	$3,109,205	36.4%	$2,567,444	36.4%

Details of the suppliers which accounted for 10% or more of accounts payable are as follows:

	As of December 31,
	2022		2021
Supplier A	$185,982	11.1%	$504,393	30.2%
Supplier B	—	—%	290,997	17.4%
Supplier C	—	—%	196,760	11.8%
	$185,982	11.1%	$992,150	59.4%

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMBs into foreign currencies. The value of the RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The Company had $263,350 and $27,036 of cash and cash equivalents denominated in RMB as of December 31, 2022 and 2021, respectively.

Certain transactions of the Company are denominated in HKD which is different from the functional currency of the Company, and therefore the Company is exposed to foreign currency risk. As the HKD is currently pegged to the USD, management considers that there is no significant foreign currency risk arising from the Company’s monetary assets denominated in USD.

The Company currently does not have a foreign currency hedging policy. However, management monitors the Company’s foreign exchange exposure periodically and will consider hedging significant foreign exchange exposure should the need arise.